Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2018
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
43 Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
The Group’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.
The principal provisions of the Swiss Ordinance on Banks and Savings Banks (Banking Ordinance) and the FINMA Circular 2015/1, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:
> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Group’s accounting policies.
Scope of consolidation
Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.
Foreign currency translations
Under US GAAP, foreign currency translation adjustments resulting from the consolidation of branches with functional currencies other than the Swiss franc are included in AOCI in shareholders’ equity. Under Swiss GAAP, foreign currency translation adjustments from the consolidation of foreign branches are recognized in net income/(loss) from trading activities and fair value option.
Under US GAAP, foreign currency measurement adjustments for available-for-sale securities are reported in AOCI, which is part of total shareholder’s equity, whereas for Swiss GAAP statutory purposes they are included in the statements of income.
Investments in securities
Under Swiss GAAP, classification and measurement of investments in securities depends on the nature of the investment.
Non-consolidated participations
Under US GAAP, investments in equity securities where a company has the ability to significantly influence the operating and financial policies of an investee are accounted for under the equity method of accounting or the fair value option. Under the equity method of accounting, a company’s share of the profit or loss as well as any impairment on the participation are reported in other revenues.
Under Swiss GAAP, investments in equity securities which are held with the intention of a permanent investment or which are investments in financial industry infrastructure are included in participations irrespective of the percentage ownership of voting shares held. Other participating interests are initially recognized at historical cost and tested for impairment at least annually. The fair value option is not allowed for participations.
For the purpose of testing a company’s participating interests for impairment, the portfolio method is applied. Impairment is recorded if the carrying value of a portfolio of participating interests exceeds its fair value. Should the fair value of the portfolio recover subsequently after an impairment and such recovery is considered sustainable, the impairment from prior periods can be reversed up to fair value but not exceeding the historical cost basis. A reversal of the impairment is recorded as extraordinary income in the statements of income.
Available-for-sale debt securities
Under US GAAP, available-for-sale debt securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.
Under Swiss GAAP, available-for-sale securities are accounted for at the lower of amortized cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net income/(loss) from trading activities and fair value option.
Non-marketable equity securities
Under US GAAP, equity securities which do not have a readily determinable fair value are measured in accordance with the NAV practical expedient by using the measurement alternative or at fair value.
Under Swiss GAAP, non-marketable equity securities are carried at the lower of cost or market.
Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.
Under Swiss GAAP, all impairments are recognized in the consolidated statements of income. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of income.
Fair value option
Unlike US GAAP, Swiss GAAP generally does not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of operations.
For issued structured products that meet certain conditions, fair value measurement can be applied. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income. Impacts of changes in own credit spreads are recognized in the compensation accounts which are either recorded in other assets or other liabilities.
Derivative financial instruments used for fair value hedging
Under US GAAP, the full amount of unrealized gains or losses on derivatives classified as hedging instruments and the corresponding losses or gains on the hedged items are recognized in income. Hedging ineffectiveness is recorded in trading income.
Under Swiss GAAP, the carrying value of hedged items is not adjusted. The amount representing the change in fair value of the hedged item due to the risk being hedged is recorded in the compensation account included in other assets or other liabilities. Hedging ineffectiveness is recorded in net income/(loss) from trading activities and fair value option.
Derivative financial instruments used for cash flow hedging
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account included in other assets or other liabilities.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets the following criteria: (i) the financial asset has been legally isolated from the transferor, (ii) the transferee has the right to repledge or resell the transferred asset, and (iii) the transferor does not maintain effective control over the transferred asset.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer. A party which has the controlling ability to receive the future returns from the financial instrument and the obligation to absorb the risk of the financial instrument is deemed to have economic control over a financial instrument.
Debt issuance costs
Under US GAAP, debt issuance costs are presented as a direct deduction from the carrying amount of the related debt.
Under Swiss GAAP, debt issuance costs are reported as a balance sheet asset in accrued income and prepaid expenses.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to ten years is acceptable. In addition, goodwill is tested at least annually for impairment.
Amortization of intangible assets
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.
Under Swiss GAAP, intangible assets are amortized over a useful life, up to a maximum of five years, in justified cases up to a maximum of ten years. In addition, these assets are tested at least annually for impairment.
Guarantees
US GAAP requires all guarantees to be initially recognized at fair value. Upon issuance of a guarantee, the guarantor is required to recognize a liability that reflects the initial fair value; simultaneously, a receivable is recorded to reflect the future guarantee fee income over the entire life of the guarantee.
Under Swiss GAAP, only accrued or prepaid guarantee fees are recorded on the balance sheet. No guarantee liability and receivable for future guarantee fees are recorded upon issuance of a guarantee.
Loan origination fees and costs
US GAAP requires the deferral of fees received upfront and direct costs incurred in connection with the origination of loans not held under the fair value option.
Under Swiss GAAP, only upfront payments or fees that are considered interest-related components are deferred (e.g., premiums and discounts). Fees received from the borrower which are considered service-related fees such as commitment fees, structuring fees and arrangement fees are immediately recognized in commission income.
Sale and leaseback transactions
Under US GAAP, gains from the sale of property subject to a sale and leaseback arrangement are deferred and amortized over the leaseback period.
Under Swiss GAAP, gains from the sale of property subject to a sale and leaseback arrangement are only deferred if the provisions of the leaseback contract indicate that the leaseback is a capital lease; if the leaseback contract meets the requirements of an operating lease, such gains are immediately recognized upon sale of the property.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary if the recorded income or expense is non-operating and non-recurring.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Employer contribution reserves must be capitalized if they represent a future economic benefit. A future economic benefit exists if the employer can reduce its future statutory annual contribution to the pension plan by releasing employer contribution reserves. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.
Discontinued operations
Under US GAAP, the assets and liabilities of a discontinued operation are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.
Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Loan commitments
Under US GAAP, loan commitments include all commitments to extend loans, unfunded commitments under commercial lines of credit, revolving credit lines, credit guarantees in the future and overdraft protection agreements, except for commitments that can be revoked by the Group at any time at the Group’s sole discretion without prior notice.
Under Swiss GAAP, loan commitments include all commitments to extend loans, unfunded commitments under commercial lines of credit, revolving credit lines, credit guarantees in the future and overdraft protection agreements, except for commitments that can be revoked by the Group at any time at the Group’s sole discretion with a notice period not exceeding six weeks.

Bank
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
40 Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
> Refer to “Note 43 – Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)” in VI – Consolidated financial statements – Credit Suisse Group for further information.